DEPOSITS BY CUSTOMERS - Schedule of Deposits by Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 192,331	£ 185,775
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	190,741	184,060
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,590	1,715
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Capital amount guaranteed or protected	£ 87	£ 173